Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2021
Registrant Name	dei_EntityRegistrantName	Virtus ETF Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001648403
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 23, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 26, 2021
Prospectus Date	rr_ProspectusDate	Nov. 26, 2021
Virtus Duff & Phelps Clean Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Virtus Duff & Phelps Clean Energy ETF (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of clean energy companies. Duff & Phelps Investment Management Co., the Fund’s sub-adviser (the “Sub-Adviser”), defines clean energy companies as those that derive at least 50% of their value from one or more of the following clean energy businesses: (a) the production of clean energy (e.g., biofuel, biomass, hydroelectricity, solar energy, wind energy, and battery storage, among others); (b) the provision of clean energy technology and equipment; or (c) the transmission and distribution of clean energy. In determining whether a company derives at least 50% of its value from clean energy businesses, the Sub-Adviser evaluates the percentage of the company’s reported or estimated revenue, profits, assets and capital expenditures that are allocated to, or derived from, the clean energy business.

In seeking eligible investments, the Sub-Adviser starts by screening U.S. and non-U.S. markets, including emerging markets (i.e., those that are in the early stages of their economic development), for companies in the utilities, industrials, technology and energy sectors that are involved in clean energy. Companies are only considered for inclusion in the Fund’s portfolio if they are listed on an exchange and have a minimum float adjusted market capitalization of greater than U.S. $500 million. The Sub-Adviser then narrows the universe by focusing solely on companies involved in one or more of the three clean energy business segments discussed above (i.e., production of clean energy, provision of clean energy technology and equipment, and/or transmission and distribution of clean energy). Next, the Sub-Adviser sets eligibility requirements to avoid companies that may be in the right sectors or appear attractive but are not truly clean energy companies, as defined by the Sub-Adviser. Once the Sub-Adviser has identified the investable universe, it applies a bottom-up research-driven process, with an emphasis on stock selection, to select the Fund’s final portfolio. The Sub-Adviser seeks to identify superior clean energy companies by performing an in-depth fundamental business analysis on securities within the targeted investment universe, which includes a qualitative and quantitative assessment of investment outlook, regulatory and political events, and financial strength. No individual security comprises more than 10% of the total portfolio’s market value at the time of investment. The Sub-Adviser will typically sell a security when it believes a more attractive opportunity is available, or its investment thesis changes.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in companies in the clean energy industry. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more countries or geographic regions. As of September 30, 2021, the Fund focused its investments in the U.S. and Europe.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Clean Energy Industry Risk. The risks of investing in the clean energy industry include the risks of focusing investments in the utilities, industrials, technology and energy sectors, and adverse developments in these sectors may significantly affect the value of the Shares. Securities of companies in the clean energy industry are subject to swift price and supply fluctuations caused by events relating to international politics, the success of project development and tax and other governmental regulatory policies. Weak demand for a clean energy company’s products or services, or for clean energy products, services or technology in general, may adversely affect the Fund’s performance. Obsolescence of existing technology, short product cycles, falling prices and profits, the supply of, and demand for, oil and gas, the price of oil and gas, competition from new market entrants and general economic conditions can significantly affect the clean energy industry. The clean energy industry is an emerging growth industry, and therefore securities of such companies may be more volatile and, historically, have been more volatile than securities of companies operating in other, more established, industries. In addition, certain methods used to value clean energy companies, particularly those that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to further increase the volatility of the prices of clean energy company securities.

Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Limited Number of Holdings Risk. The Fund holds a more limited number of securities than other funds with similar investment strategies. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Small and Medium Capitalization Companies Risk. Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium capitalization companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of their shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate. The foregoing risks are generally increased for smaller capitalization companies as compared to companies with larger capitalizations.

Foreign Investments Risk. Investments in securities of foreign issuers are subject to risks not usually associated with owning securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the Fund’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to net asset value (“NAV”) that are greater than those experienced by other ETFs.

Emerging Markets Investments Risk. Investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations than investments in more developed markets. Companies in emerging markets may be subject to less stringent regulatory, accounting, auditing, and financial reporting and recordkeeping standards than companies in more developed countries, which could impede the Sub-Adviser’s ability to evaluate such companies or impact the Fund’s performance. Securities laws and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited or otherwise impaired. In addition, investments in emerging markets may experience lower trading volume, greater price fluctuations, delayed settlement, unexpected market closures and lack of timely information, and may be subject to additional transaction costs.

Country/Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.

•European Investment Risk. Investments in certain countries in the European Union (“EU”), such as Greece, Spain, Ireland, Italy and Portugal, are susceptible to high economic risks due to concerns about rising government debt levels, ability to service debt and potential for defaults. Efforts of the EU’s member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place the EU’s currency and banking system in jeopardy. On January 31, 2020, the United Kingdom (“UK”) left the EU pursuant to a withdrawal agreement, providing for a transition period which ended on December 31, 2020. The UK and EU negotiated a new Trade and Cooperation Agreement which took effect on May 1, 2021. The period following the UK’s withdrawal from the EU (commonly referred to as “Brexit”) is expected to have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and an increased likelihood of a recession in the UK. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of UK banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, natural or environmental disasters, the spread of infectious illnesses or other public health issues, recessions, or other events could have a significant impact on the Fund, its investments and the trading of its Shares. For example, an outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause increased premiums or discounts to the Fund’s NAV. The ongoing effects of COVID-19, and the length of its impact on the Fund or its investments, are unpredictable.

Management Risk. Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment process, techniques and risk analyses applied by the Sub-Adviser will not produce the desired results, and that the Fund’s investments may underperform the market or applicable benchmarks. The NAV of the Shares changes daily based on the performance of the securities and other instruments in which it invests. Different types of securities and other instruments tend to shift into and out of favor with investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser’s judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Share price may be adversely affected.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Secondary market investors will incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Shares have more trading volume and market liquidity and higher if the Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. For example, during a “flash crash,” the market prices of the Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

No Assurance of Active Trading Market. Although the Shares are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares. Further, market makers (other than lead market makers) have no obligation to make markets in the Shares and may discontinue doing so at any time without notice.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Virtus Duff & Phelps Clean Energy ETF | Virtus Duff & Phelps Clean Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 210
Virtus Newfleet ABS/MBS ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Virtus Newfleet ABS/MBS ETF (the “Fund”) seeks income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for the fiscal period from February 9, 2021 (commencement of operations) through July 31, 2021 was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Newfleet Asset Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by investing in asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”), including commercial MBS and residential MBS. ABS and MBS may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or issued by non-government entities, such as commercial banks or other private lenders.

The Sub-Adviser applies a time-tested approach to select securities within the securitized credit sectors of the fixed income market by utilizing a relative value, sector rotation approach, which seeks to target ABS and MBS that provide competitive yield and current income. This process involves continuous evaluation of the securitized credit sectors to each other. After evaluating each sector, the Sub-Adviser seeks to identify appropriate securities for investment within the ABS and MBS sectors by conducting a review of the underlying asset of the potential investment, assessing the loan originator and management team of the issuer, and analyzing the deal structure and cash flow priorities. The Sub-Adviser also assesses and evaluates pre-issuance pricing discussions (i.e., “deal talk”) when considering investments in newly issued ABS and MBS. Securities selected for investment are typically those that the Sub-Adviser believes offer the greatest available potential to achieve relatively high income based on the Sub-Adviser’s risk-reward analysis.

The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade tranches of ABS and MBS, and in derivatives and other instruments that have economic characteristics similar to such investments. The Fund may use derivatives, such as credit default swaps, to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments.

The Fund will invest exclusively in debt tranches of ABS and MBS. The types of ABS in which the Fund may invest include those backed by auto loans, timeshare receivables, consumer loans, equipment leases, rentals, whole business securitizations, credit card receivables, and student loans, as well as other types of ABS that the Sub-Adviser determines are appropriate for investment. There is no limitation on the maturity of the Fund’s debt investments.

The Fund will invest more than 25% of its total assets in MBS, which shall include all types of agency and non-agency MBS. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of July 31, 2021, the Fund focused its investments in the financial and real estate sectors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

MBS and ABS Risks. MBS and ABS may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, particularly in declining general economic conditions when concern regarding mortgagees’ ability to pay (e.g., the ability of homeowners, commercial mortgagees, consumers with student loans, automobile loans or credit card debtholders to make payments on the underlying loan pools) rises, which may result in the Fund experiencing difficulty selling or valuing these securities. MBS and ABS issued by participants in housing and commercial real estate finance, as well as asset-backed markets generally, have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. In addition, MBS and ABS are subject to risks of the effects of possible legislation in the area of residential mortgages, credit cards and other loans that may collateralize these securities, any of which may create uncertainty or have other negative effects on the value of these investments. MBS and ABS are also subject to the general fixed income securities risks described below. MBS and ABS issued by private lenders are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, loans underlying privately issued MBS and ABS may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. During periods of market stress and/or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses, and liquid privately issued MBS and ABS can become illiquid, which may result in the Sub-Adviser having to sell these securities at an undesirable time or for an undesirable price. Some of the MBS and ABS in which the Fund invests may be comprised of subprime loans. Subprime loans are those made to borrowers with lower credit ratings and/or shorter credit history, who are more likely to default on their loan obligations as compared to more credit-worthy borrowers. As a result, liquidity risk is even greater for MBS and ABS comprised of subprime loans.

Fixed Income Securities Risks. Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, liquidity risk, maturity risk and prepayment risk. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•Credit Risk. The value of fixed income securities is dependent on the creditworthiness of their issuers. A deterioration in the financial condition or credit rating of an issuer, changes in the market’s perception of the issuer’s financial strength, or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due.

•Interest Rate Risk. The value of the Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

•Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

•Maturity Risk. The value of the Fund’s fixed income investments is dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

•Prepayment Risk. This is the risk that the issuers of fixed income securities owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in debt securities with lower interest rates, which can reduce the Fund’s returns.

Income Risk. The income that shareholders receive from the Fund is based primarily on the interest it earns from the Fund’s investments, which can vary widely over the short and long-term. If prevailing market interest rates drop, distribution rates of the Fund’s holdings could drop as well. The Fund’s income also would likely be affected adversely when prevailing short-term interest rates increase.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund’s Shares, to decline.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset or market factor (collectively, “reference assets”). In addition to risks relating to the reference assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the reference asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

•Financial Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial sector. Companies in the financial sector are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on companies in the financial sector, which could adversely affect the profitability of such companies. Companies in the financial sector whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.

•Real Estate Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the real estate sector. Investing in securities of companies in the real estate sector includes risks such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; losses from casualty or condemnation; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws, that may affect the real estate sector.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, natural or environmental disasters, the spread of infectious illnesses or other public health issues, recessions, or other events could have a significant impact on the Fund, its investments and the trading of its Shares. For example, an outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause increased premiums or discounts to the Fund’s NAV. The ongoing effects of COVID-19, and the length of its impact on the Fund or its investments, are unpredictable.

Management Risk. Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment process, techniques and risk analyses applied by the Sub-Adviser will not produce the desired results, and that the Fund’s investments may underperform the market or applicable benchmarks. The NAV of the Fund’s Shares changes daily based on the performance of the securities and other instruments in which it invests. Different types of securities and other instruments tend to shift into and out of favor with investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser’s judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund’s share price may be adversely affected.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. For example, during a “flash crash,” the market prices of the Fund’s Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice.

Cash Transactions Risk. Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Additionally, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its Shares principally in-kind, could be imposed on the Fund and thus decrease the Fund’s NAV to the extent they are not offset by the creation and redemption transaction fees paid by purchasers and redeemers of creation units.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Virtus Newfleet ABS/MBS ETF | Virtus Newfleet ABS/MBS ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%	[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 616
Virtus Newfleet High Yield Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Virtus Newfleet High Yield Bond ETF (Ticker: BLHY) (the “Fund”) seeks to provide a high level of current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended July 31, 2021, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is intended for investors seeking diversification and the potential rewards associated with investing in high yield bonds (also known as “junk bonds”). High yield bonds are those that are rated below investment grade. Newfleet Asset Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading. The Fund will generally overweight those sectors and industries where the Sub-Adviser identifies well-valued companies whose business profiles are viewed to be improving. The Sub-Adviser attempts to maintain the duration of the Fund at a level similar to that of its benchmark index, the Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield bonds and other debt securities. The Fund may also invest a portion of its assets in floating rate bank loans. The Fund invests primarily in U.S. securities but may invest in foreign securities including those in emerging markets (i.e., those that are in the early stages of their economic development). The Fund may use credit default swaps to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments.

The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund may seek to implement its investment strategy through investments in U.S. listed ETFs that are substantially invested in high yield bonds. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of July 31, 2021, the Fund focused its investments in the consumer discretionary sector.

The Fund may also invest a portion of its assets in securities that are restricted as to resale (e.g., Rule 144A securities). In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Junk Bonds or High Yield Securities Risk. High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

Debt Securities Risks. Risks of investments in debt securities include, without limitation, credit risk, interest rate risk, liquidity risk, maturity risk and prepayment risk. These risks could affect the value of investments in which the Fund may invest, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•Credit Risk. The value of debt securities is dependent on the creditworthiness of their issuers. A deterioration in the financial condition or credit rating of an issuer, changes in the market’s perception of the issuer’s financial strength, or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due.

•Interest Rate Risk. The value of the Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree

(depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

•Liquidity Risk. Liquidity risk is the risk that a debt security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

•Maturity Risk. The value of the Fund’s debt investments is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.

•Prepayment Risk. This is the risk that the issuers of debt securities owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in debt securities with lower interest rates, which can reduce the Fund’s returns.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset or market factor (collectively, “reference assets”). In addition to risks relating to the reference assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the reference asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Income Risk. The income that shareholders receive from the Fund is based primarily on the interest it earns from the Fund’s investments, which can vary widely over the short and long-term. If prevailing market interest rates drop, distribution rates of the Fund’s bond holdings could drop as well. The Fund’s income also would likely be affected adversely when prevailing short-term interest rates increase.

Illiquid and Restricted Securities Risk. Certain securities in which the Fund invests may be difficult to sell at a time and price beneficial to the Fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the Fund may have to sell at a lower price or may be unable to sell the security at all. The purchase price and subsequent valuation of restricted securities normally reflect a discount (which may be significant) from the market price of comparable unrestricted securities for which a liquid trading market exists. The sale of such securities may also require the Fund to incur expenses in addition to those normally associated with the sale of a security. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

•Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector may be affected by fluctuations in supply and demand, and changes in consumer preferences, social trends and marketing campaigns. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Risks Related to Portfolio Turnover. As a result of its trading strategy, the Fund may sell portfolio investments without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other registered investment companies. Because portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Foreign Investments Risk. Investments in loans and securities of foreign issuers are subject to risks not usually associated with owning loans and securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Investments in foreign loans and securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the Fund’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. These risks are typically greater in emerging markets. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Emerging Markets Risk. Investments in emerging markets are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. and other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in emerging market countries are less developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations or instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some emerging market countries.

Sovereign Debt Risk. In addition to the risks of investing in foreign securities and debt securities, investments in bonds issued by foreign governments involve the risk of repayment. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. In the past, some governmental debtors have been able to reschedule or restructure their debt payments, or declare moratoria on payments, without approval of debt holders.

Loan Risk. The loans in which the Fund may invest may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or some loans may trade infrequently on the secondary market. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods, any of which may impair the Fund’s ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods for certain loans may result in cash not being immediately available to the Fund upon sale of the loan. As a result, the Fund may have to sell other investments with shorter settlement periods or engage in borrowing transactions to raise cash to meet its obligations. Loans are also subject to the risk of price declines and to increases in prevailing interest rates, although the floating rate loans in which the Fund generally invests are substantially less exposed to this risk than fixed-rate debt instruments. In addition, loans held by the Fund may not be considered “securities” under the federal securities laws and therefore the Fund may not receive the same investor protections with respect to such investments that are available to purchasers of investments that are considered “securities” under the federal securities laws.

Covenant Lite Loans Risk. Because covenant lite loans contain no financial maintenance covenants, covenant lite loans may not include terms that permit the lender of the loan to monitor the borrower’s financial performance and, if certain criteria are breached, declare a default, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. As a result, the Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans or securities with financial maintenance covenants, which may result in losses to the Fund, especially during a downturn in the credit cycle.

Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by an ETF, the Fund’s investments in other ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its NAV; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities or other investments. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain ETFs are leveraged, which may result in economic leverage to the Fund, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, natural or environmental disasters, the spread of infectious illnesses or other public health issues, recessions, or other events could have a significant impact on the Fund, its investments and the trading of its Shares. For example, an outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause increased premiums or discounts to the Fund’s NAV. The ongoing effects of COVID-19, and the length of its impact on the Fund or its investments, are unpredictable.

Management Risk. Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment process, techniques and risk analyses applied by the Sub-Adviser will not produce the desired results, and that the Fund’s investments may underperform the market or applicable benchmarks. The NAV of the Fund’s Shares changes daily based on the performance of the securities and other instruments in which it invests. Different types of securities and other instruments tend to shift into and out of favor with investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser’s judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund’s share price may be adversely affected.

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. For example, during a “flash crash,” the market prices of the Fund’s Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Cash Transactions Risk. Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Additionally, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These  brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its Shares principally in-kind, could be imposed on the Fund and thus decrease the Fund’s NAV to the extent they are not offset by the creation and redemption transaction fees paid by purchasers and redeemers of creation units.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 383-0553
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

•During the periods shown in the bar chart, the highest return for a calendar quarter was 5.95% (quarter ended 12/31/20).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (8.89)% (quarter ended 3/31/20).

The Fund’s year-to-date return was 4.28% as of September 30, 2021.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – (For the Periods Ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Virtus Newfleet High Yield Bond ETF | Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.05%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	6.81%	[7],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2016
Virtus Newfleet High Yield Bond ETF | 50% S&P LSTA Leveraged Loan / 50% Bloomberg HY 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.09%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%	[8],[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2016
Virtus Newfleet High Yield Bond ETF | Virtus Newfleet High Yield Bond
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.39%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,098
Annual Return 2017	rr_AnnualReturn2017	4.07%
Annual Return 2018	rr_AnnualReturn2018	(1.90%)
Annual Return 2019	rr_AnnualReturn2019	9.29%
Annual Return 2020	rr_AnnualReturn2020	5.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.89%)
1 Year	rr_AverageAnnualReturnYear01	5.40%
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2016
Virtus Newfleet High Yield Bond ETF | Virtus Newfleet High Yield Bond | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.78%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%	[8],[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2016
Virtus Newfleet High Yield Bond ETF | Virtus Newfleet High Yield Bond | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.14%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%	[8],[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2016
Virtus Seix Senior Loan ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Virtus Seix Senior Loan ETF (Ticker: SEIX) (the “Fund”) seeks to provide a high level of current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended July 31, 2021, the Fund’s portfolio turnover rate was 851% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	851.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of first- and second-lien senior floating rate loans. These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure.

Coupon rates are generally floating, not fixed, and are tied to a benchmark lending rate, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate, or are set at a specified floor, whichever is higher. In selecting investments for the Fund, Seix Investment Advisors LLC, the Fund’s sub-adviser (the “Sub-Adviser”), will emphasize loans rated below investment grade or unrated loans that the Sub-Adviser believes are of comparable quality.

Although loan investments are generally subject to certain restrictive covenants in favor of the investor, many of the loans in which the Fund will invest may be issued or offered as “covenant lite” loans, which have no financial maintenance covenants. “Financial maintenance covenants” are those that require a borrower to maintain certain financial metrics during the life of the loan, such as maintaining certain levels of cash flow or limiting leverage. These covenants are included to permit the lender to monitor the borrower’s performance and declare an event of default if breached, allowing the lender to renegotiate the terms of the loan or take other actions intended to help mitigate losses. Although covenant lite loans contain no financial maintenance covenants, information necessary to monitor a borrower’s financial performance may be available without covenants to lenders and the public alike, and can be used to detect such early warning signs as deterioration of a borrower’s financial condition or results. When such information is available, the portfolio managers will seek to take appropriate actions without the help of covenants in the loans.

The Fund may also invest in any combination of (i) junior debt securities or securities with a lien on collateral that is lower than a senior claim on collateral, and (ii) debt securities that are rated below investment grade (sometimes referred to as “junk bonds”) by Moody’s Investors Service, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) or in comparable unrated securities as determined by the Sub-Adviser, such as high yield fixed-rate bonds. The Fund may also invest a portion of its assets in securities that are restricted as to resale (e.g., Rule 144A securities).

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers, including those located in emerging markets countries (i.e., those that are in the early stages of their economic development), although the Fund intends to invest in only U.S. dollar- denominated loans. There are no limits on the Fund’s average-weighted maturity or on the remaining maturities of individual securities in which the Fund may invest. Maturity is the date at which the principal on an investment is repaid, and the average-weighted maturity is the average amount of time, based on all applicable investments in the portfolio, until principal will be repaid (weighted by the percentage of the Fund’s portfolio that each investment comprises).

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the revolving portion of the loan at the borrower’s discretion, the Fund must have assets sufficient to cover its contractual obligation. Therefore, the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in revolvers to no more than 10% of the Fund’s total assets.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, and options) to gain exposure to an asset class or a particular issuer, or to hedge or adjust its exposure to other risks, such as interest rate or credit risk. The Fund may count the value of certain derivative instruments with economic characteristics similar to senior floating rate loans towards its 80% policy discussed above.

In order to meet short-term liquidity needs, the Fund employs a variety of techniques, such as investing in highly liquid fixed income securities and holding a portion of its assets in cash. Although not a principal investment strategy, the Fund may, under certain market conditions, borrow from banks an amount up to 33 1/3% of its total assets (including the amount borrowed) for investment purposes, to raise cash to meet its obligations, and for temporary, extraordinary or emergency purposes.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of July 31, 2021, the Fund focused its investments in the consumer staples and technology sectors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Senior Loan Risk. The risks of investing in senior loans are similar to the risks of investing in junk bonds, although the senior loans in which the Fund invests are typically senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans are generally below investment grade and are considered speculative because of the credit risk of their issuers. Companies issuing senior loans are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s net asset value (“NAV”) and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. Although the Fund generally invests in loans secured by collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans are also subject to the risk of price declines and to increases in prevailing interest rates, although floating- rate instruments, such as the senior loans in which the Fund generally invests, are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value of a loan in the event of it needs to sell the loan. Such senior loans may therefore be considered illiquid. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods, any of which may impair the Fund’s ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods (which, in some cases, may be longer than seven days) for certain loans may result in cash not being immediately available to the Fund upon sale of the loan. As a result, the Fund may have to sell other investments with shorter settlement periods or engage in borrowing transactions to raise cash to meet its obligations. Further, the senior loans held by the Fund might not be considered securities for purposes of the Securities Act of 1933 and Securities Exchange Act of 1934, and therefore a risk exists that purchasers, such as the Fund, may not be entitled to rely on the anti-fraud provisions of those Acts.

Covenant Lite Loans Risk. Because covenant lite loans contain no financial maintenance covenants, covenant lite loans may not include terms that permit the lender of the loan to monitor the borrower’s financial performance and, if certain criteria are breached, declare a default, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. As a result, the Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans or securities with financial maintenance covenants, which may result in losses to the Fund, especially during a downturn in the credit cycle.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

•Consumer Staples Sector Risk. Companies engaged in the consumer staples sector are affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector also are also affected by changes in government regulation, world events and economic conditions, as well as natural and man-made disasters and political, social or labor unrest that affect production and distribution of consumer staples products.

•Technology Sector Risk. Technology companies are vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, including competition from foreign competitors who may have lower production costs. Stocks of technology companies, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Risks Related to Portfolio Turnover. As a result of its trading strategy, the Fund may sell portfolio investments without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other registered investment companies. Because portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Junk Bonds or High Yield Securities Risk. High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

Debt Securities Risks. Risks of investments in debt securities include, without limitation, credit risk, interest rate risk, liquidity risk, maturity risk and prepayment risk. These risks could affect the value of investments in which the Fund may invest, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•Credit Risk. The value of debt securities is dependent on the creditworthiness of their issuers. A deterioration in the financial condition or credit rating of an issuer, changes in the market’s perception of the issuer’s financial strength, or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due.

•Interest Rate Risk. Certain of the debt securities in which the Fund invests will have variable interest rates that reset periodically based on benchmarks such as the prime rate, so an increase in interest rates from their present levels may make it more difficult for issuers to service their obligations under the debt securities that the Fund may hold. In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

•Liquidity Risk. Liquidity risk is the risk that a debt security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

•Maturity Risk. The value of the Fund’s debt investments is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.

•Prepayment Risk. This is the risk that the issuers of debt securities owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in debt securities with lower interest rates, which can reduce the Fund’s returns.

Income Risk. The income that shareholders receive from the Fund is based primarily on the interest it earns from the Fund’s investments, which can vary widely over the short and long-term. If prevailing market interest rates drop, distribution rates of the Fund’s bond holdings could drop as well. The Fund’s income also would likely be affected adversely when prevailing short-term interest rates increase.

Unrated Debt Securities Risk. If the Sub-Adviser is unable to accurately assess the quality of an unrated debt security, there is a risk that the Fund could invest in a security with greater risk than intended, or that the liquidity of unrated debt securities in which the Fund invests could be hindered, making it difficult for the Fund to sell them.

Illiquid and Restricted Investments Risk. Certain loans and securities in which the Fund invests may be difficult to sell at a time and price beneficial to the Fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a loan or security cannot be readily sold, the Fund may have to sell at a lower price or may be unable to sell the loan or security at all. The sale of such loans and securities may also require the Fund to incur expenses in addition to those normally associated with the sale of a loan or security.

Foreign Investments Risk. Investments in loans and securities of foreign issuers are subject to risks not usually associated with owning loans or securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Investments in foreign loans and securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the Fund’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. These risks are typically greater in emerging markets. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Revolvers Risk. Revolvers expose the lender (and therefore those with an interest in the revolvers, such as the Fund) to credit, interest rate and liquidity risks. Revolvers, which obligate the lender to make loans up to a maximum amount upon demand by the borrower during a specified term, have the effect of requiring the lender to increase its loan to a company at a time when it might not otherwise desire to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Revolvers may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset or market factor (collectively, “reference assets”). In addition to risks relating to the reference assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the reference asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Leverage Risk. Leverage is investment exposure which exceeds the initial amount invested. When the Fund borrows money for investment purposes, or when the Fund engages in certain derivative transactions such as options or futures contracts, the Fund may become leveraged. The loss on a leveraged derivative instrument may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility. The Fund cannot guarantee that the use of leverage will produce increased income or a higher return on an investment. The Fund will segregate liquid assets or otherwise cover transactions that may give rise to leverage to the extent required by the Investment Company Act of 1940 (the “1940 Act”). This requirement limits the amount of leverage the Fund may have at any one time, but it does not eliminate leverage risk. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so in order to satisfy its obligation or to meet segregation requirements. To the extent that the Fund borrows money from banks for investment purposes, the Fund will be required to pay interest on the loan, which is not a covered expense under the Fund’s unified fee, and will therefore increase expenses and reduce returns. The Fund’s bank loans may charge variable rate interest, which means that if interest rates rise, the Fund’s interest expense will increase.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, natural or environmental disasters, the spread of infectious illnesses or other public health issues, recessions, or other events could have a significant impact on the Fund, its investments and the trading of its Shares. For example, an outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause increased premiums or discounts to the Fund’s NAV. The ongoing effects of COVID-19, and the length of its impact on the Fund or its investments, are unpredictable.

Management Risk. Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment process, techniques and risk analyses applied by the Sub-Adviser will not produce the desired results, and that the Fund’s investments may underperform the market or applicable benchmarks. The NAV of the Fund’s Shares changes daily based on the performance of the securities and other instruments in which it invests. Different types of securities and other instruments tend to shift into and out of favor with investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser’s judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund’s share price may be adversely affected.

Large Shareholder Risk. Certain shareholders, including other funds or accounts advised by the Adviser or an affiliate of the Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an Authorized Participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of Shares by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an Authorized Participant, rather than executed in the secondary market. These redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. To the extent these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. For example, during a “flash crash,” the market prices of the Fund’s Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Cash Transactions Risk. Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Additionally, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its Shares principally in-kind, could be imposed on the Fund and thus decrease the Fund’s NAV to the extent they are not offset by the creation and redemption transaction fees paid by purchasers and redeemers of creation units.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 383-0553
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

•During the periods shown in the bar chart, the highest return for a calendar quarter was 6.81% (quarter ended 6/30/2020).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (8.21)% (quarter ended 3/31/2020).

The Fund’s year-to-date return was 4.31% as of September 30, 2021.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – (For the Periods Ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Virtus Seix Senior Loan ETF | Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 24, 2019
Virtus Seix Senior Loan ETF | Virtus Seix Senior Loan ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.57%	[14]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 714
Annual Return 2020	rr_AnnualReturn2020	3.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.21%)
1 Year	rr_AverageAnnualReturnYear01	3.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 24, 2019
Virtus Seix Senior Loan ETF | Virtus Seix Senior Loan ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.68%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%	[13],[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 24, 2019
Virtus Seix Senior Loan ETF | Virtus Seix Senior Loan ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.90%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%	[13],[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 24, 2019
Virtus Terranova U.S. Quality Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Virtus Terranova U.S. Quality Momentum ETF (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Terranova U.S. Quality Momentum Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for the fiscal period from November 17, 2020 (commencement of operations) through July 31, 2021 was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest not less than 80% of its assets in component securities of the Underlying Index. The Underlying Index is designed to track the performance of quality large-capitalization companies listed in the United States, as determined by Indxx, LLC (“Indxx”), the index provider of the Underlying Index. Indxx is not affiliated with the Fund or the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”). The Underlying Index includes common stock and American depositary receipts (“ADRs”).

The 500 largest U.S. securities by market capitalization, as determined by Indxx, are eligible for inclusion in the Underlying Index. Eligible securities are then screened and ranked based on a momentum and quality score. Momentum refers to a security’s tendency to exhibit persistence in its relative performance, and quality refers to companies that exhibit strong fundamentals. The momentum score is calculated based on an issuer’s last twelve months’ total return. The quality score is calculated based on the following three quality factors:

•return on equity (calculated as the issuer’s net income divided by average shareholder equity);

•debt to equity (calculated as the issuer’s total liabilities divided by total shareholder equity); and

•sales growth rate (calculated as the issuer’s annualized sales growth rate over the past three years).

The 250 securities with the highest calculated momentum score will form the selection universe for the Underlying Index. Each security is then ranked within each of the three quality factors (return on equity, debt to equity, and sales growth rate) and given a composite score based on its cumulative rank. The 125 securities with the lowest composite scores (i.e., the highest composite rankings) will form the components of the Underlying Index.

Securities within the Underlying Index are equally weighted at each rebalance and reconstitution. The Underlying Index is rebalanced and reconstituted quarterly. The Fund is reconstituted and rebalanced in accordance with the Underlying Index.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. securities. The Fund considers a security to be a “U.S. security” if: (i) its issuer is organized under the laws of, or maintains a principal place of business in, the U.S.; (ii) its principal trading market is in the U.S.; or (iii) its issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S., or has at least 50% of its assets in the U.S.

The Fund will not seek to “beat” the performance of the Underlying Index and will not seek temporary defensive measures when markets decline or appear overvalued. Instead, the Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index; however, there may be times when the Fund does not hold every security in the Underlying Index. The Adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of July 31, 2021, the Underlying Index was concentrated in the information technology sector.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Momentum Factor Investing Risk. Investing based on a momentum factor is subject to the risk that the selected securities may be more volatile than the market as a whole. High momentum may also be a sign that the securities’ prices have peaked, and therefore the returns on securities that have previously exhibited price momentum may be less than returns on other styles of investing. Momentum can turn quickly, and securities that previously exhibited high momentum may not experience continued positive momentum. The Fund may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Quality Factor Investing Risk. Investing based on a quality factor is subject to the risk that the past performance of these companies’ securities does not continue or that the returns on a quality style of investing are less than returns on other styles of investing or the overall stock market.

Depositary Receipts Risk. Changes in foreign currency exchange rates will affect the value of depositary receipts, such as ADRs, and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that the depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund’s Shares, to decline.

Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

•Information Technology Companies. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, natural or environmental disasters, the spread of infectious illnesses or other public health issues, recessions, or other events could have a significant impact on the Fund, its investments and the trading of its Shares. For example, an outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error or increased premiums or discounts to the Fund’s net asset value (“NAV”). The ongoing effects of COVID-19, and the length of its impact on the Fund or its investments, are unpredictable.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy that seeks to track the performance of the Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Index Tracking Risk. While the Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), it will not seek to beat the performance of the Underlying Index. Further, the Fund’s return may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Calculation Methodology. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Adviser, and Indxx cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. For example, during a “flash crash,” the market prices of the Fund’s Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Virtus Terranova U.S. Quality Momentum ETF | Virtus Terranova U.S. Quality Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%	[16]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 714

[1]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.07% of the Fund’s average daily net assets through at least November 28, 2022, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
[4]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[5]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[6]	The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.10% of the Fund’s average daily net assets through at least November 28, 2022, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
[7]	Effective March 22, 2021, the Fund’s benchmark is the Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index. The index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The Fund changed its benchmark index to the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index to more closely align with the Fund’s investment strategy.
[8]	The Fund commenced operations on December 5, 2016.
[9]	Prior to March 22, 2021, the Fund’s benchmark was the 50% S&P LSTA Leveraged Loan/50% Bloomberg Barclays HY 2% Issuer Cap Index. The composite index consists of 50% S&P/LSTA Leveraged Loan Index (an index that tracks the current outstanding balance and spread over LIBOR for fully funded term loans representing a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers, calculated on a total return basis) and 50% Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index (a market capitalization-weighted index that measures fixed rate non- investment grade debt securities of U.S . and non-U.S. corporations, with no single issuer accounting for more than 2% of market cap, calculated on a total return basis)
[10]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses.
[11]	The Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”), has entered into an Expense Limitation Agreement to limit the Fund’s total operating expenses (excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) or acquired fund fees, and expenses, if any, payable pursuant to a Rule 12b-1 Distribution Plan) so that such expenses do not exceed 0.49% of the Fund’s average daily net assets through at least November 28, 2022. While the Adviser or the Fund may discontinue the Expense Limitation Agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board of Trustees. Pursuant to the Expense Limitation Agreement, the Adviser may recapture operating expenses waived or reimbursed under this arrangement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.49% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree).
[12]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[13]	The Fund commenced operations on April 24, 2019.
[14]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[15]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[16]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.